United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Quarter ended 11/30/17

Item 1.	Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—88.0%
	Aerospace/Defense—1.2%
$1,875,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$2,022,656
1,700,000	TransDigm, Inc., 5.50%, 10/15/2020	1,721,250
1,375,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	1,421,406
2,950,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	3,023,750
2,400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	2,455,440
1,375,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	1,399,063
	TOTAL	12,043,565
	Automotive—1.9%
2,550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	2,628,081
2,825,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	2,923,875
2,225,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	2,436,375
2,100,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,283,750
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	984,847
1,375,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,428,694
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	572,000
1,083,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	1,133,089
375,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	384,844
3,025,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	3,070,375
1,237,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	1,332,867
475,000	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	507,837
	TOTAL	19,686,634
	Banking—0.8%
5,375,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	5,912,447
1,275,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,356,281
1,100,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,201,750
	TOTAL	8,470,478
	Building Materials—1.7%
620,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	635,500
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	689,195
950,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	1,018,875
1,125,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	1,149,609
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,569,915
1,025,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	1,049,344
400,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	427,000
1,100,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,156,705
1,500,000	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,597,500
1,100,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,144,000
3,525,000	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	3,666,000
3,750,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	3,909,375
	TOTAL	18,013,018
	Cable Satellite—8.0%
450,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	459,000
1,325,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	1,344,875
2,700,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,889,000
1,800,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,858,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$1,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	$1,491,688
1,300,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,352,000
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	613,500
2,975,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,915,500
2,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	2,383,500
375,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	393,750
475,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	495,093
1,425,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,392,492
4,000,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	4,065,000
2,400,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,382,000
800,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	804,496
2,325,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,345,344
4,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	4,418,250
500,000	Charter Communications Holdings II, 5.75%, 1/15/2024	519,375
2,350,000	DISH DBS Corp., 5.00%, 3/15/2023	2,293,717
2,950,000	DISH DBS Corp., 5.875%, 7/15/2022	3,045,875
1,650,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,664,107
850,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	920,125
900,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	855,000
1,475,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,563,500
3,675,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	3,018,094
3,525,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	3,300,281
950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	919,125
950,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,077,063
550,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	652,278
600,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	648,000
1,450,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,493,500
1,275,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,356,281
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	736,781
1,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	2,029,046
2,950,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	3,097,500
4,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	4,010,000
4,250,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	4,511,587
3,700,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,829,500
1,525,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	1,596,217
950,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	989,188
1,475,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,513,719
250,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	259,688
2,975,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,997,312
600,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	603,000
1,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,603,875
	TOTAL	82,707,722
	Chemicals—2.1%
2,600,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	2,678,000
2,450,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,425,500
1,575,000	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,648,828
3,700,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,283,750
1,075,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,157,291
1,775,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,919,219

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$250,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	$256,250
1,025,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	1,033,969
6,950,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	7,201,937
625,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	670,313
	TOTAL	22,275,057
	Construction Machinery—0.7%
725,000	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	759,438
1,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,165,812
1,050,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,064,438
625,000	United Rentals, Inc., 4.625%, 7/15/2023	646,094
1,675,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,788,062
750,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	796,875
775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	837,000
	TOTAL	7,057,719
	Consumer Cyclical Services—0.5%
1,975,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	2,118,188
825,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	897,188
2,525,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	2,569,187
	TOTAL	5,584,563
	Consumer Products—1.4%
2,525,000	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	599,687
4,150,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	4,197,310
575,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	590,812
4,300,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,407,500
1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,676,000
175,000	Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	184,844
1,875,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	1,978,125
575,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	610,219
	TOTAL	14,244,497
	Diversified Manufacturing—1.4%
2,975,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	3,053,094
5,275,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	5,421,645
1,500,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	1,571,250
2,500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,565,625
1,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,737,812
	TOTAL	14,349,426
	Environmental—0.3%
2,350,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	2,391,125
1,025,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	1,045,500
	TOTAL	3,436,625
	Finance Companies—2.0%
250,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	251,250
3,800,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,839,140
375,000	Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	394,219
300,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	309,750
2,275,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	2,462,687
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	661,375
625,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	607,813
600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	615,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$6,250,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	$6,406,250
5,300,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	5,598,125
	TOTAL	21,146,359
	Food & Beverage—2.3%
3,750,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	2,737,500
2,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	2,432,250
1,425,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,521,187
2,700,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,784,375
1,600,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,688,000
3,575,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	3,552,656
1,675,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,744,094
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	1,008,750
2,750,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	2,825,625
450,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	471,375
2,725,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,874,875
	TOTAL	23,640,687
	Gaming—3.7%
1,225,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,338,313
2,300,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,461,000
4,850,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	4,862,125
2,750,000	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,823,975
1,200,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	1,269,360
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,021,250
2,025,000	MGM Mirage, Inc., 7.75%, 3/15/2022	2,354,062
450,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	493,173
775,000	MGM Resorts International, 6.00%, 3/15/2023	856,375
1,700,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,742,500
2,875,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	3,040,312
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,222,000
2,800,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	2,919,000
2,500,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	2,518,750
4,250,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,335,000
370,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	375,550
1,875,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,877,344
1,550,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,476,375
1,075,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	1,097,167
	TOTAL	38,083,631
	Health Care—9.6%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	303,375
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	3,760,937
3,750,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	3,665,625
1,725,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,763,813
1,075,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	1,079,703
2,450,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	2,413,250
1,025,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	963,500
2,025,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,903,500
3,825,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	2,323,687
3,025,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,983,406
500,000	HCA, Inc., 4.50%, 2/15/2027	508,250

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$325,000	HCA, Inc., 4.75%, 5/1/2023	$340,031
4,550,000	HCA, Inc., 5.00%, 3/15/2024	4,788,875
1,150,000	HCA, Inc., 5.25%, 6/15/2026	1,221,875
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,307,688
3,775,000	HCA, Inc., 5.875%, 2/15/2026	4,025,094
1,550,000	HCA, Inc., Bond, 5.875%, 3/15/2022	1,683,688
1,375,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	1,467,813
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,886,000
1,075,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,216,255
350,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	358,750
1,625,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,706,250
1,000,000	LifePoint Health, Inc., 5.875%, 12/1/2023	1,021,250
6,950,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	7,479,937
2,150,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	2,276,313
8,750,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	8,706,250
2,625,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	2,737,612
4,325,000	SteriGenics - Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,552,062
3,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,670,312
3,050,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	2,790,750
5,950,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	5,414,500
550,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	563,943
850,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	884,757
1,000,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,055,000
375,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	372,656
2,475,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	2,397,656
700,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	741,125
625,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	632,031
1,100,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	1,087,625
4,525,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,247,844
750,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	683,438
3,300,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,737,250
1,950,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	1,979,250
	TOTAL	99,702,926
	Independent Energy—5.5%
1,250,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	1,278,125
875,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	901,250
750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	785,625
375,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	385,781
2,425,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	2,643,250
1,979,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	2,048,265
1,900,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,954,625
725,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	740,406
175,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	190,750
900,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	832,500
1,081,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,155,319
550,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	514,250
640,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	620,800
550,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	547,938
2,025,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	1,944,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$1,200,000	Continental Resources, Inc., 4.50%, 4/15/2023	$1,227,000
3,050,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	3,072,875
500,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	518,595
1,600,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,608,000
150,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	152,063
900,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	913,500
950,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	958,312
1,150,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,162,937
1,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,284,375
475,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 1/15/2026	478,563
550,000	Laredo Petroleum, 5.625%, 1/15/2022	559,465
450,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	464,625
1,475,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,506,344
1,125,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,150,312
350,000	PDC Energy, Inc., 7.75%, 10/15/2022	364,109
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	1,023,141
850,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	880,812
600,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	606,000
575,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	585,062
1,700,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	1,741,429
700,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	712,250
800,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	814,904
725,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	743,125
1,000,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,055,000
1,842,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,805,160
775,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 5.00%, 3/15/2023	771,125
875,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	842,187
75,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	72,563
600,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	609,000
850,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	863,812
1,925,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	1,982,750
1,400,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	1,382,500
350,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	376,250
2,275,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	2,437,094
450,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	455,963
1,600,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	1,606,000
1,025,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	1,012,187
975,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	1,009,125
101,000	WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	110,090
450,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	510,188
1,650,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,658,250
	TOTAL	57,629,926
	Industrial - Other—0.9%
2,625,000	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	2,736,563
4,275,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	4,242,937
1,875,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,942,969
	TOTAL	8,922,469
	Insurance - P&C—2.3%
2,275,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	2,249,406

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$3,075,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	$3,105,750
3,050,000	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	3,057,625
6,100,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	6,351,625
2,825,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,958,849
3,100,000	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	3,162,000
3,250,000	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	3,298,750
	TOTAL	24,184,005
	Leisure—0.8%
775,000	AMC Entertainment Holdings, Inc., Sr. Sub. Note, 5.875%, 11/15/2026	760,469
250,000	AMC Entertainment Holdings, Inc., Sr. Sub. Note, 6.125%, 5/15/2027	249,063
525,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	553,875
1,050,000	Regal Cinemas, Inc., 5.75%, 2/1/2025	1,071,000
1,275,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	1,300,500
4,175,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	4,331,562
	TOTAL	8,266,469
	Media Entertainment—5.2%
1,075,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	1,069,625
2,575,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,613,625
1,325,000	CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,402,844
1,925,000	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	2,035,687
2,450,000	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,764,000
300,000	Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	303,375
2,875,000	Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,921,719
500,000	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	500,000
2,600,000	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,879,500
1,500,000	Gannett Co., Inc., 6.375%, 10/15/2023	1,584,375
825,000	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	862,125
1,400,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,398,250
2,100,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,136,750
825,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	863,156
275,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	297,688
2,650,000	Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,719,562
1,875,000	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	1,893,750
1,675,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,742,000
2,725,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,793,125
3,700,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,817,845
2,275,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	2,371,687
2,325,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,394,750
825,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	808,500
1,700,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,736,125
2,725,000	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,791,762
3,775,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,869,375
2,050,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	2,029,500
1,775,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,664,063
600,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	624,000
325,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	337,594
	TOTAL	54,226,357
	Metals & Mining—2.4%
2,000,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	2,132,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$2,050,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	$2,042,312
4,175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	4,148,280
3,975,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,885,562
800,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	859,000
1,250,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,385,938
425,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	438,813
1,750,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	1,806,875
500,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	514,375
300,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	310,590
2,250,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	2,400,525
1,100,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	1,226,500
1,975,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	2,231,750
100,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	114,500
1,350,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,535,625
	TOTAL	25,033,145
	Midstream—4.8%
1,200,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	1,222,500
525,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	551,250
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,294,125
2,750,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,866,875
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	2,126,875
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	681,750
1,000,000	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	1,036,250
1,900,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	2,066,250
925,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	1,054,500
3,725,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	3,832,094
3,025,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	3,251,875
2,425,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,261,312
1,950,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,857,375
1,525,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,443,031
3,125,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	3,273,437
1,925,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	1,949,062
2,200,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	2,189,000
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	918,063
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	884,250
3,450,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,493,125
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,889,062
1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	1,026,250
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	256,875
2,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	2,244,375
1,600,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series B, 5.375%, 2/1/2027	1,646,000
100,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	104,845
1,396,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,418,772
1,050,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,082,162
850,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	904,018
625,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	681,406
750,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	780,938
	TOTAL	50,287,702

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—0.8%
$304,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	$310,840
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,296,875
500,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	505,005
250,000	Sesi LLC, 7.125%, 12/15/2021	256,250
2,475,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	2,555,437
1,875,000	Weatherford International Ltd., 7.00%, 3/15/2038	1,570,313
1,775,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,765,016
500,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	405,000
	TOTAL	8,664,736
	Packaging—5.3%
2,450,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,602,880
2,875,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,062,162
1,900,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,959,375
4,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	4,889,437
1,925,000	Berry Plastics Corp., 5.125%, 7/15/2023	2,023,656
2,125,000	Berry Plastics Corp., 5.50%, 5/15/2022	2,204,688
2,625,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,743,125
6,375,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	6,622,031
5,700,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	5,881,687
3,125,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,265,625
525,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	530,250
1,225,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,306,156
375,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	423,516
2,375,000	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	2,418,047
3,950,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	4,245,460
525,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	596,531
1,175,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,251,375
300,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	323,250
725,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	781,188
425,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	466,438
5,300,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	5,478,875
1,725,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	1,722,844
	TOTAL	54,798,596
	Paper—0.3%
2,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,979,500
	Pharmaceuticals—3.7%
1,150,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	1,170,125
1,950,000	ENDO Dac/ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,501,500
350,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	274,750
3,850,000	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,926,000
8,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	8,595,562
2,025,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,657,969
3,500,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,966,250
2,325,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	2,051,812
875,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	888,125
1,725,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,612,875
1,275,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,265,437
375,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 6.50%, 3/15/2022	394,688
1,150,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	1,234,813

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$1,250,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	$1,076,563
6,800,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	5,856,500
175,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	170,844
5,325,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	4,666,031
	TOTAL	38,309,844
	Refining—0.4%
3,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,897,688
	Restaurants—1.0%
4,625,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	4,763,750
925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	928,700
600,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	615,540
375,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	390,937
975,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	1,023,750
2,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	2,332,000
	TOTAL	10,054,677
	Retailers—1.4%
5,225,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	3,827,312
850,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	870,995
2,075,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,111,313
2,850,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,985,375
1,150,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	868,250
2,200,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,043,250
2,350,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	2,361,750
	TOTAL	15,068,245
	Supermarkets—0.5%
3,075,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	2,751,203
2,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,016,000
	TOTAL	4,767,203
	Technology—8.1%
4,525,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,602,785
950,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	995,125
525,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	551,250
875,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	958,125
1,050,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,128,750
3,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	4,287,412
3,550,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	3,709,750
10,275,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	10,698,844
1,225,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,299,266
1,175,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	1,230,812
4,700,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	5,052,500
5,225,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,381,750
5,750,000	Infor US, Inc., 6.50%, 5/15/2022	5,951,250
3,625,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,715,625
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	3,709,750
800,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	866,000
325,000	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	345,312
975,000	NCR Corp., 6.375%, 12/15/2023	1,029,844
675,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	696,364
825,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	838,612

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$2,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	$2,230,625
1,475,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	1,556,125
3,475,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	3,283,875
1,800,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,912,500
1,050,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,097,250
500,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	536,250
1,450,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,584,125
4,425,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	5,000,250
925,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	971,250
2,000,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	2,057,500
2,875,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	2,900,156
1,525,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	1,538,344
700,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	725,375
1,172,000	Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	1,238,071
	TOTAL	83,680,822
	Transportation Services—0.6%
2,675,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,761,938
1,500,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	1,552,080
2,175,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	1,946,625
	TOTAL	6,260,643
	Utility - Electric—2.4%
4,425,000	Calpine Corp., 5.75%, 1/15/2025	4,281,187
200,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	206,750
650,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	672,750
575,000	Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	575,000
3,475,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	3,726,938
3,625,000	NRG Energy, Inc., 6.25%, 5/1/2024	3,860,625
1,225,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,273,510
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,461,375
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,548,750
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	482,719
200,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	200,750
1,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	1,959,750
3,325,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	3,508,706
1,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	1,485,000
	TOTAL	25,243,810
	Wireless Communications—4.0%
300,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	286,875
4,825,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	4,420,906
875,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	845,259
1,800,000	MetroPCS Wireless, Inc., 6.125%, 1/15/2022	1,867,500
1,500,000	MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	1,578,750
1,450,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,463,594
875,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	869,531
4,775,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	4,828,719
3,600,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,703,500
4,150,000	Sprint Corp., 7.125%, 6/15/2024	4,313,406
4,200,000	Sprint Corp., 7.875%, 9/15/2023	4,536,000
1,000,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,064,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$3,275,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	$3,311,844
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,935,520
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	341,794
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	987,437
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	322,785
1,825,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,941,344
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,455,420
		TOTAL	41,074,684
		TOTAL CORPORATE BONDS (IDENTIFIED COST $894,216,187)	913,793,428
		COMMON STOCKS—8.3%
		Automotive—0.5%
75,738	[1]	American Axle & Manufacturing Holdings, Inc.	1,359,497
82,060		Goodyear Tire & Rubber Co.	2,656,282
8,400		Lear Corp.	1,519,476
		TOTAL	5,535,255
		Banking—0.3%
99,908		Ally Financial, Inc.	2,683,529
		Building Materials—0.4%
49,194	[1]	HD Supply, Inc.	1,819,194
57,228	[1]	USG Corp.	2,175,236
		TOTAL	3,994,430
		Chemicals—0.1%
44,135	[1]	Axalta Coating Systems Ltd.	1,397,314
		Consumer Products—0.2%
48,155	[1]	Prestige Brands Holdings, Inc.	2,176,606
		Food & Beverage—0.7%
59,060		Aramark	2,515,956
19,715	[1]	Post Holdings, Inc.	1,566,357
98,605	[1]	US Foods Holding Corp.	2,871,377
		TOTAL	6,953,690
		Gaming—0.5%
102,855	[1]	Eldorado Resorts, Inc.	3,147,363
68,505	[1]	Penn National Gaming, Inc.	1,970,204
		TOTAL	5,117,567
		Health Care—0.1%
51,680	[1]	Tenet Healthcare Corp.	728,688
		Independent Energy—0.4%
54,960	[1]	RSP Permian, Inc.	2,018,681
152,105	[1]	WPX Energy, Inc.	1,927,170
		TOTAL	3,945,851
		Industrial - Other—0.3%
26,640	[1]	Anixter International, Inc.	1,904,760
53,121	[1]	International Wire Group Holdings, Inc.	1,102,261
		TOTAL	3,007,021
		Media Entertainment—0.6%
143,832	[1]	Gray Television, Inc.	2,071,181
19,228		Nexstar Media Group, Inc., Class A	1,305,581
53,755		Sinclair Broadcast Group, Inc.	1,830,358

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—continued
749,566	[1]	Urban One, Inc.	$1,161,827
		TOTAL	6,368,947
		Metals & Mining—0.1%
66,925		Teck Resources Ltd.	1,537,937
		Midstream—0.3%
108,506		Suburban Propane Partners LP	2,619,335
		Packaging—1.2%
114,395		Ardagh Group SA	2,271,885
39,672	[1]	Berry Global Group, Inc.	2,371,195
30,845		Multi-Color Corp.	2,359,642
110,890	[1]	Owens-Illinois, Inc.	2,685,756
46,790		Sealed Air Corp.	2,248,260
		TOTAL	11,936,738
		Paper—0.7%
49,817	[1]	Clearwater Paper Corp.	2,363,816
171,941		Graphic Packaging Holding Co.	2,632,417
43,614		WestRock Co.	2,721,950
		TOTAL	7,718,183
		Pharmaceuticals—0.0%
21,280	[1]	Mallinckrodt PLC	464,330
		Retailers—0.5%
117,210		Hanesbrands, Inc.	2,448,517
162,872	[1]	Party City Holdco, Inc.	2,263,921
		TOTAL	4,712,438
		Technology—1.2%
33,905		CDW Corp.	2,373,689
60,280	[1]	CommScope Holdings Co., Inc.	2,169,477
65,675		Diebold Nixdorf, Inc.	1,260,960
49,640	[1]	Microsemi Corp.	2,623,474
55,826	[1]	NCR Corp.	1,746,796
75,470	[1]	TTM Technologies	1,232,425
38,654	[1]	Tower Semiconductor Ltd.	1,361,007
		TOTAL	12,767,828
		Transportation - Services—0.2%
50,425	[1]	Avis Budget Group, Inc.	1,921,192
		TOTAL COMMON STOCKS (IDENTIFIED COST $78,373,519)	85,586,879
	[2]	INVESTMENT COMPANIES—3.5%
1,566,663		Federated Bank Loan Core Fund	15,791,965
20,597,624		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.23%[3]	20,599,683
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,575,525)	36,391,648
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,009,165,231)	1,035,771,955
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	2,170,474
		TOTAL NET ASSETS—100%	$1,037,942,429
1	Non-income-producing security.

2	Affiliated holdings.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2017, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2017	1,997,585	22,892,987	24,890,572
Purchases/Additions	61,204	188,091,969	188,153,173
Sales/Reductions	(492,126)	(190,387,332)	(190,879,458)
Balance of Shares Held 11/30/2017	1,566,663	20,597,624	22,164,287
Value	$15,791,965	$20,599,683	$36,391,648
Change in Unrealized Appreciation/Depreciation	$(287,020)	$(6,264)	$(293,284)
Net Realized Gain/(Loss)	$123,623	$568	$124,191
Dividend Income	$619,943	$219,894	$839,837
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,849,459	$1,102,261	$—	$79,951,720
International	5,635,159	—	—	5,635,159
Debt Securities:
Corporate Bonds	—	913,793,428	—	913,793,428
Investment Companies[1]	20,599,683		—	36,391,648
TOTAL SECURITIES	$105,084,301	$914,895,689	$—	$1,035,771,955
1	As permitted by U.S. generally accepted accounting principles, Federated Bank Loan Core Fund valued at $15,791,965 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018